Parent Company Only Condensed Financial Information - Condensed Statements of Comprehensive income/(loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses:
Operating expenses	¥ (846,063)	$ (129,664)	¥ (980,474)	¥ (740,458)
Loss from operations	35,333	5,415	216,473	219,275
Other income (expenses):
Interest income	4,851	743	9,420	12,870
Interest expenses	(129,276)	(19,812)	(118,867)	(55,403)
Others	12,786	1,960	68,837	29,378
Income/(loss) before income tax	(80,814)	(12,385)	193,097	196,274
Income tax expenses	(6,603)	(1,012)	(31,426)	(40,728)
Net income/(loss) attributable to Secoo Holding Limited	(71,864)	(11,014)	155,052	151,833
Net income/(loss) attributable to ordinary shareholders of Secoo Holding Limited	(72,364)	(11,091)	154,423	151,833
Other comprehensive income(loss)
Foreign currency translation adjustments	62,189	9,531	(19,955)	(1,041)
Total other comprehensive (loss)/income, net of income taxes	62,189	9,531	(19,955)	(1,041)
Comprehensive income/(loss)	(25,228)	(3,866)	141,716	154,505
Secoo Holding Limited
Operating expenses:
Operating expenses	(10,140)	(1,554)	(8,010)	(6,566)
Loss from operations	10,140	1,554	8,010	6,566
Other income (expenses):
Interest income	(90,197)	(13,823)	(18,154)
Interest expenses	(117,149)	(17,954)	(111,033)	(38,737)
Change in fair value of financial instruments			23,226	1,891
Others	1,314	201	1,737	1,125
Share of income/ (loss) from subsidiaries	(34,064)	(5,221)	230,349	194,120
Income/(loss) before income tax	69,842	10,705	(154,423)	(151,833)
Income tax expenses	(2,522)	(387)
Net income/(loss) attributable to Secoo Holding Limited	(72,364)	(11,092)	154,423	151,833
Net income/(loss) attributable to ordinary shareholders of Secoo Holding Limited	(72,364)	(11,092)	154,423	151,833
Other comprehensive income(loss)
Foreign currency translation adjustments	62,423	9,567	(20,127)	(1,069)
Total other comprehensive (loss)/income, net of income taxes	62,423	9,567	(20,127)	(1,069)
Comprehensive income/(loss)	¥ (9,941)	$ (1,525)	¥ 134,296	¥ 150,764